Investments in joint ventures - Narrative (Details) - Financial guarantee contracts - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Percent of profit	5.00%
Total capital percent	20.00%
CHS AGRO S.A.
Disclosure of joint ventures [line items]
Financial debt guaranteed		$ 9.8